Summary of Significant Accounting Policies (Details) - Schedule of financial instruments measured at fair value on a recurring basis - USD ($)	Dec. 31, 2020	Dec. 03, 2020	Dec. 02, 2020	Dec. 01, 2020
Short-term investments:
Wealth management products	$ 4,680,843
Level 1 [Member]
Short-term investments:
Wealth management products
Level 2 [Member]
Short-term investments:
Wealth management products			$ 4,680,843
Level 3 [Member]
Short-term investments:
Wealth management products